Trade and other receivables	12 Months Ended
Mar. 31, 2026
Trade And Other Receivables
Trade and other receivables

26. Trade and other receivables

	March 31,
	2025	2026
Trade receivables (net of allowance)	5,523,943	5,340,435
Refund and other receivable (net of allowance)	44,298	56,492
Total	5,568,241	5,396,927

A trade receivable is a right to consideration that is unconditional upon passage of time. Trade receivables are non-interest bearing and are generally on terms of 30 to 90 days.

The Group, pursuant to an arrangement with bank, discounted certain of its trade receivables on a recourse basis. The receivables discounted were mutually agreed upon with the bank after considering the creditworthiness and contractual terms with the customer. The duration of discounting are generally on terms of upto 90 days (March 31, 2025: upto 90 days). The Group collects the contractual cash flows from its trade receivable and passes them on to its bank. In case of default by customers, the Group will be solely liable to repay to bank. The Group has not transferred substantially all the risks and rewards of ownership of such receivables discounted to the bank, and accordingly, the same were not derecognized in the statements of financial position. The amount payable to the bank is disclosed as a financial liability. As on March 31, 2026, the amount of trade receivables discounted to banks amounts to INR 275,489 (March 31, 2025: INR 508,722) and financial liability pursuant to factoring arrangement amounts to INR 247,940 (March 31, 2025: INR 457,850) (Refer to note 32 for details).

The trade receivables primarily consist of amounts receivable from customers for cost of airline, hotel and package bookings and service charges.

No trade or other receivable are due from directors or other officers of the company either severally or jointly with any other person. Nor any trade or other receivable are due from firms or private companies respectively in which any directors is a partner, a director or a member.

The Group’s exposure to credit and currency risk is disclosed in Note 39.